UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21465
ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)
259 N. Radnor-Chester Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Global Real Estate Income Fund
259 N. Radnor-Chester Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4CRA
Date of fiscal year end: December 31
Date of reporting period: March 31, 2006
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments / March 31, 2006 (unaudited)

		U.S. $
Shares		Value

	Common Stock - 124.0%
	Real Estate Investment Trusts ("REIT") - 124.0%
	Australia - 13.4%
29,967,000	DB RREEF Trust	$31,410,919
34,035,794	Investa Property Group	52,421,529
14,384,178	Macquarie CountryWide Trust	20,461,996
11,059,530	Macquarie Goodman Industrial Trust	39,272,275
28,584,000	Macquarie ProLogis Trust	24,458,189
8,484,633	Westfield Group	103,454,460

		271,479,368

	Canada - 11.3%
1,761,900	Boardwalk Real Estate Investment Trust	34,389,219
205,100	Calloway Real Estate Investment Trust	4,658,966
500,000	Crombie Real Estate Investment Trust (a)	4,860,278
748,500	Dundee Real Estate Investment Trust	17,836,705
884,800	H&R Real Estate Investment Trust	16,685,754
2,722,900	InnVest Real Estate Investment Trust	30,459,322
700,000	Primaris Retail Real Estate Investment Trust	10,974,627
879,900	Retirement Residences Real Estate Investment Trust	7,165,309
2,276,600	RioCan Real Estate Investment Trust	45,001,197
2,166,800	Summit Real Estate Investment Trust	48,941,522
691,000	Sunrise Senior Living Real Estate Investment Trust	7,380,302

		228,353,201

	Finland - 0.4%
773,000	Sponda Oyj	8,231,923

	France - 6.5%
403,500	Societe de la Tour Eiffel	43,189,731
489,478	Unibail	88,258,912

		131,448,643

	Hong Kong - 4.0%
35,700,000	Agile Property Holdings Ltd. (a)	29,673,898
13,416,000	China Overseas Land & Investment Ltd.	9,163,167
8,133,000	Hang Lung Properties Ltd.	15,459,287
2,400,000	Sun Hung Kai Properties Ltd.	24,371,605
1,153,000	The Link REIT (a)	2,496,234

		81,164,191

	Japan - 3.3%
2,388	Japan Retail Fund Investment Corp.	18,619,883
1,025,000	Mitsubishi Estate Co., Ltd.	24,237,224
668,000	Mitsui Fudosan Co., Ltd.	15,314,349
934	Nippon Building Fund, Inc.	8,628,358

		66,799,814

	Netherlands - 12.0%
116,780	Corio NV	7,525,359
357,401	Eurocommercial Properties NV	13,861,905
1,136,730	Nieuwe Steen Investments NV	32,326,918
494,786	Rodamco Europe NV	49,607,694
417,161	VastNed Retail NV	33,419,566
935,400	Wereldhave NV	105,047,196

		241,788,638

	United Kingdom - 8.3%
1,167,200	British Land Co. Plc	25,124,891
1,209,242	Hammerson Plc	26,008,903
1,604,300	Land Securities Group Plc	53,651,237
853,400	Liberty International Plc	17,422,731
3,923,700	Slough Estates Plc	45,395,077

		167,602,839

See previously submitted notes to financial statements for the annual period ended December 31, 2005.

		U.S. $
Shares		Value

	United States - 64.8%
115,300	Acadia Realty Trust	2,715,315
147,300	AMB Property Corp.	7,993,971
898,200	American Campus Communities, Inc.	23,272,362
289,000	Apartment Investment & Management Co. - Class A	13,554,100
1,162,000	Archstone-Smith Trust	56,670,740
570,400	Arden Realty, Inc.	25,742,152
65,200	AvalonBay Communities, Inc.	7,113,320
322,500	BNP Residential Properties, Inc.	5,418,000
422,000	Boston Properties, Inc.	39,351,500
1,243,330	Brandywine Realty Trust	39,488,161
1,086,700	Camden Property Trust	78,296,735
1,231,800	Cedar Shopping Centers, Inc.	19,511,712
402,900	Colonial Properties Trust	20,197,377
570,700	Commercial Net Lease Realty	13,297,310
419,300	Developers Diversified Realty Corp.	22,956,675
532,600	Equity Office Properties Trust	17,884,708
1,208,500	Extra Space Storage, Inc.	20,774,115
87,000	Federal Realty Investment Trust	6,542,400
1,211,100	First Industrial Realty Trust, Inc.	51,701,859
315,000	Glenborough Realty Trust, Inc.	6,851,250
689,500	GMH Communities Trust	8,025,780
675,000	Gramercy Capital Corp.	16,827,750
1,258,500	Health Care REIT, Inc.	47,948,850
2,697,530	Heritage Property Investment Trust	106,795,213
371,000	Hersha Hospitality Trust	3,632,090
308,000	Hospitality Properties Trust	13,450,360
941,484	HRPT Properties Trust	11,053,022
717,600	iStar Financial, Inc.	27,469,728
1,580,990	Liberty Property Trust	74,559,488
2,733,400	Maguire Properties, Inc.	99,769,100
637,700	Mid-America Apartment Communities, Inc.	34,914,075
2,611,100	Nationwide Health Properties, Inc.	56,138,650
170,700	New Plan Excel Realty Trust	4,427,958
1,994,070	OMEGA Healthcare Investors, Inc.	27,956,861
297,000	Pan Pacific Retail Properties, Inc.	21,057,300
994,000	Pennsylvania Real Estate Investment Trust	43,736,000
325,000	ProLogis	17,387,500
714,700	Reckson Associates Realty Corp.	32,747,554
364,700	Regency Centers Corp.	24,504,193
457,400	SL Green Realty Corp.	46,426,100
171,100	Sovran Self Storage, Inc.	9,444,720
1,144,100	Spirit Finance Corp.	13,958,020
466,900	Strategic Hotels & Resorts, Inc.	10,869,432
662,500	The Macerich Co.	48,991,875
490,000	Trizec Properties, Inc.	12,607,700
800,000	Trustreet Properties, Inc.	12,152,000
200,000	U-Store-It Trust	4,030,000

		1,310,215,081

	Total Common Stock
	(cost $1,906,374,314)	2,507,083,698

	Master Limited Partnerships - 0.5%
	United States - 0.5%
303,030	Verde Realty MLP
	(cost $9,999,990)	9,999,990

	Preferred Stock - 15.0%
	Real Estate Investment Trusts ("REIT") - 15.0%
	United States - 15.0%
125,800	Affordable Residential Communities, Series A	2,756,278
450,000	Alexandria Real Estate Corp., Series C	11,758,500
80,500	Apartment Investment & Management Co., Series U	2,009,280
400,000	Apartment Investment & Management Co., Series V	10,120,000
400,000	Apartment Investment & Management Co., Series Y	10,032,000
174,000	Associated Estates Realty Corp.	4,437,000
170,000	Bedford Property Investors, Inc.	3,680,500
36,000	Bedford Property Investors, Inc. (b)	1,747,127
See previously submitted notes to financial statements for the annual period ended December 31, 2005.

		U.S. $
Shares		Value

207,700	Cedar Shopping Centers, Inc.	5,569,475
125,000	Digital Realty Trust, Inc., Series B	3,105,475
200,800	Duke Realty Corp., Series M	5,180,640
126,800	Eagle Hospitality Properties Trust, Inc., Series A	3,225,475
337,500	Equity Inns, Inc., Series C	8,538,750
20,000	FelCor Lodging Trust, Inc.	500,400
430,700	Glimcher Realty Trust, Series G	10,896,710
520,000	Health Care REIT, Inc., Series F	13,260,000
905,600	Host Marriott Corp, Series E	24,025,568
222,600	Innkeepers USA Trust, Series C	5,518,254
1,015,000	iStar Financial, Inc., Series I	25,222,750
200,000	LaSalle Hotel Properties	4,930,000
523,200	LaSalle Hotel Properties, Series E	13,308,900
1,000,000	LTC Properties, Inc., Series F	25,165,000
291,800	Maguire Properties, Inc., Series A	7,327,098
200,000	Mid-America Apartment Communities, Inc., Series H	5,060,000
120,000	OMEGA Healthcare Investors, Inc., Series D	3,119,400
240,000	RAIT Investment Trust, Series A	5,829,600
160,000	RAIT Investment Trust, Series B	4,080,000
192,500	SL Green Realty Corp., Series C	4,804,800
200,000	SL Green Realty Corp., Series D	5,054,000
275,000	Strategic Hotels & Resorts, Inc. (b)	7,029,688
400,000	Strategic Hotels & Resorts, Inc., Series B	10,060,000
268,000	Sunstone Hotel Investors, Inc., Series A	6,917,750
342,600	Taubman Centers, Inc., Series G	8,777,412
573,500	Taubman Centers, Inc., Series H	14,394,850
155,100	The Mills Corp, Series E	3,497,505
510,800	The Mills Corp, Series G	10,880,040
464,400	Winston Hotels, Inc., Series B	11,610,000

	Total Preferred Stock
	(cost $303,352,591)	303,430,225

	Convertible Preferred Stock - 1.8%
	Real Estate Investment Trusts ("REIT") - 1.8%
	United States - 1.8%
974,000	FelCor Lodging Trust, Inc., Series A	24,350,000
200,000	Ramco-Gershenson Properties Trust, 7.95%, Series C	6,390,000
200,000	Windrose Medical Properties Trust, 7.50%, Series A	5,220,000

	Total Convertible Preferred Stock
	(cost $32,130,721)	35,960,000

	Investment Companies - 2.9%
	United Kingdom - 2.9%
399,119	Eurocastle Investment Ltd.	16,011,243
15,495,600	ING UK Real Estate Income Trust, Ltd. +	32,320,689
4,620,000	Insight Foundation Property Trust, Ltd.	10,337,578

	Total Investment Companies
	(cost $45,646,790)	58,669,510

	Total Investments - 144.2%
	(cost $2,297,504,406)	2,915,143,423
	Liabilities in Excess of Other Assets - (9.1%)	(184,172,725)
	Preferred shares, at redemption value - (35.1%)	(710,000,000)

	Net Assets Applicable to
	Common Shares - 100% (c)	$2,020,970,698

(a)	Non-income producing security.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the securities amounted to $8,776,815 or 0.4% of net assets.

(c)	Portfolio percentages are calculated based on net assets applicable to Common Shares.

+	Investments in companies considered to be an affiliate of the Trust (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

Affiliate	Net Activity	Dividend Income (in Thousands)

ING UK Real Estate Income Trust, Ltd.	$32,320,689	$179,749
See previously submitted notes to financial statements for the annual period ended December 31, 2005.

Interest Rates Swaps

		Notional
	Termination	Amount	Fixed	Floating	Unrealized
Counterparty	Date	(000)	Rate	Rate	Appreciation

Citigroup	7/1/2007	$200,000	3.68%	1 Month LIBOR	$3,802,093
Royal Bank of Canada	7/1/2009	200,000	4.32%	1 Month LIBOR	4,876,945

					$8,679,038

      For each swap noted, the Trust pays a fixed rate and receives a floating rate.
Call Options
      In 2005, the Trust received 303,030 in call options for Verde Realty MLP in connection with its purchase of shares in Verde Realty MLP. These options expire in May 2006 at $33.00 per share. There were no dollars expended for acquiring these options and there is no value to the options at March 31, 2006.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Global Real Estate Income Fund

By: /s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: April 28, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: April 28, 2006
By: /s/ Jonathan A. Blome
     Jonathan A. Blome
     Treasurer and Chief Financial Officer
Date: April 28, 2006